Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
18. Subsequent Events
On July 3, 2024, the Company used funds from the CleanSpark Credit Agreement to payoff a portion of the bridge financings principal and interest along with a portion of vendor balances due. The amount of funds paid as of August 14, 2024 was $18,278 in bridge financings and $14,131 in vendor balances due. The GEM Agreement was also terminated on July 3, 2024, where GEM gave back 976,784 shares back to the Company and the Company settled the origination fees for $3,500.
On July 31, 2024 Ava Data LLC, a Delaware limited liability company (“Ava Data”) and wholly owned subsidiary of GRIID, entered into two PowerFlex Agreements with the Tennessee Valley Authority (“TVA”) and the City of Lenoir City, Tennessee, pursuant to which Ava Data will participate in TVA’s Emergency Interruptions and Capacity Interruptions product types (collectively, the “Ava Data PowerFlex Agreements”). PowerFlex is a demand response program offered by TVA which offers participants monetary credit in exchange for temporarily reducing electricity demand during periods of high system demand. The Ava Data PowerFlex Agreements replace the Interruptible Power Product Agreement dated as of May 20, 2022, by and between Ava Data and TVA.
On August 1, 2024, Union Data Diner LLC, a Delaware limited liability Company and wholly owned subsidiary of GRIID (“Union Data”), entered into an amendment to a power supply agreement dated October 1, 2019 made and entered into among Union Data, Knoxville Utilities Board (“KUB”) and TVA pursuant to which Union Data will increase its power supply contract demand from 780 kW to 5,000 kW for on-peak
demand and held
off-peak
demand unchanged at 6,800 kW (the “Union Data Power Supply Agreement”).
On August 2, 2024, CleanSpark, GRIID and the other loan parties from time to time party thereto, amended and restated the CleanSpark Credit Agreement, as amended the (“Amended and Restated CleanSpark Credit Agreement”) under which CleanSpark initially provided a term loan of $55,919 to GRIID, to include a new delayed draw term loan facility of $40,000 (the “Delayed Draw Facility”), which amounts GRIID is permitted to request pursuant to the terms of the Amended and Restated CleanSpark Credit Agreement and use solely for certain purposes as set forth in the Amended and Restated CleanSpark Credit Agreement. Pursuant to the Amended and Restated CleanSpark Credit Agreement, $5,000 of the Delayed Draw Facility was borrowed on August 5, 2024, and any amounts borrowed and repaid prior to the maturity date cannot be reborrowed.
Per the Colocation Agreement (Note 3), two sites starting hosting mining services after June 30, 2024. Union Data Diner LLC began on July 26, 2024 and Red Dog Technologies LLC began on July 31, 2024.

19. Subsequent Events
The Company has evaluated subsequent events from the audited consolidated balance sheet date through April 15, 2024, the date at which the audited consolidated financial statements were issued and determined that there are no items to disclose other than those included below.
On March 7, 2024, the Company issued 556,937 shares of common stock to various persons in exchange for miners.
As of April 15, 2024, the Company completed the sale of 3,702,703 shares of common stock under the GEM Agreement which netted proceeds of $5,250.
On February 29, 2024, The Company and the Owner negotiated a new contract and the miners were purchased. Payment for $350 was was made on March 21, 2024.